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                           IDEX MUTUAL FUNDS ("IDEX")

     Supplement dated December 30, 2003 to Prospectus dated March 1, 2003, as previously supplemented
       March 21, 2003, June 30, 2003, July 7, 2003 and September 15, 2003



The following information amends the Prospectus and supercedes information in the Supplements dated September 19, 2003, October 8, 2003 and December 8, 2003

At recent meetings of the Board of Trustees (the "Board") of IDEX, the following changes to the IDEX investment options were approved:

Fund Reorganizations (changes subject to shareholder approval at special meetings held for the purpose):

IDEX PBHG Mid Cap Growth to be merged into IDEX Transamerica Growth Opportunities, subject to shareholder approval. The investment objective of IDEX Transamerica Growth Opportunities is to maximize long-term growth; the investment objective of IDEX PBHG Mid Cap Growth is to seek capital appreciation. IDEX Transamerica Growth Opportunities seeks to achieve its objective by investing principally in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies. Transamerica Investment Management, LLC is the sub-adviser to IDEX Transamerica Growth Opportunities. The dates for the shareholder meeting and the reorganization are to be determined.

IDEX Templeton Great Companies Global to be merged into IDEX Janus Global, subject to shareholder approval. It is anticipated that upon consummation of the merger, the surviving fund will be renamed, restructured and managed as IDEX Templeton Great Companies Global, with co-sub-advisory services to be provided by Templeton Investment Counsel, LLC ("Templeton") and Great Companies, L.L.C. ("Great Companies"). The investment objective of IDEX Templeton Great Companies Global is to seek long-term growth of capital; the investment objective of IDEX Janus Global is to seek long-term growth of capital in a manner consistent with preservation of capital. IDEX Templeton Great Companies Global is co-managed by two sub-advisers. Great Companies selects and manages the domestic stock portion of the fund's portfolio, and seeks to achieve the fund's objective by investing in common stocks of U.S. based companies that meet Great Companies' screens for either being or becoming a "great company." Templeton selects and manages the international stock portion of the fund's portfolio, and seeks to achieve the fund's objective by investing primarily in foreign equity securities. Fund assets are split between domestic and international holdings based on the Morgan Stanley Capital International World Index , adjusted periodically for changes in the index. IDEX Janus Global seeks to achieve its investment objective by investing primarily in a portfolio of equity securities of foreign and domestic issuers and depositary receipts. The dates for the shareholder meeting and the reorganization are to be determined.

IDEX Janus Growth & Income to be merged into IDEX Janus Balanced, subject to shareholder approval. It is anticipated that upon consummation of the merger, the surviving fund will be renamed, restructured and managed as IDEX Transamerica Balanced, with sub-advisory services to be provided by Transamerica Investment Management, LLC ("TIM"). The investment objective of IDEX Janus Balanced is long-term capital growth, consistent with preservation of capital and balanced by current income. The investment objective of IDEX Janus
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Growth & Income is to seek long-term capital growth and current income. IDEX
Janus Balanced seeks to achieve its objective by investing principally in equity securities. IDEX Janus Growth & Income seeks to achieve its investment objective by investing principally in 40% to 60% in securities selected primarily for growth potential, such as common stocks, and 40% to 60% in securities selected primarily for income potential, both equity and debt. Upon consummation of the merger, if the surviving fund is managed by TIM, the fund's investment objectives and policies may change. The dates for the shareholder meeting and the reorganization are to be determined.

IDEX Alger Aggressive Growth to be merged into IDEX Transamerica Equity, subject to shareholder approval. The investment objective of IDEX Transamerica Equity is to maximize long-term growth; the investment objective of IDEX Alger Aggressive Growth is long-term capital appreciation. IDEX Transamerica Equity seeks to achieve its objective by investing principally in a diversified selection of domestic equity securities of growth companies of any size. Transamerica Investment Management, LLC is the sub-adviser to IDEX Transamerica Equity. If the merger is approved, the management fees will be reduced to 0.75% of the first $500 million of average daily net assets; and 0.70% over $500 million of average daily net assets. The expense cap will also be reduced to 1.20% of average daily net assets. The dates for the shareholder meeting and the reorganization are to be determined.

IDEX LKCM Strategic Total Return to be merged into IDEX Transamerica Value Balanced, subject to shareholder approval. The investment objective of IDEX Transamerica Value Balanced is preservation of capital and competitive investment returns, which is substantially similar to IDEX LKCM Strategic Total Return. IDEX Transamerica Value Balanced seeks to achieve its objective by investing principally in 1) income-producing common and preferred stocks; 2) debt obligations of U.S. issuers, some of which will be convertible into common stocks; 3) U.S. Treasury bonds, notes and bills; 4) money market funds; and 5) covered call options and put options. Transamerica Investment Management, LLC is the sub-adviser to IDEX Transamerica Value Balanced. If the merger is approved, the management fees will be reduced to 0.75% of the first $500 million of average daily net assets and 0.65% of average daily net assets over $500 million. The dates for the shareholder meeting and the reorganization are to be determined.

IDEX expects that each of the Fund Reorganizations described above will be a tax-free reorganization, and that shareholders will not recognize gain or loss as a result of a Reorganization.

Fund Restructurings:

IDEX Janus Flexible Income is to be restructured as IDEX Transamerica Flexible Income, effective the close of business on or about February 29, 2004. The restructuring will include: 1) a sub-adviser change from Janus Capital Management LLC to Transamerica Investment Management, LLC; 2) a change of investment objective from "maximum total return for shareholders, consistent with preservation of capital, by actively managing a portfolio of income-producing securities" to "provide as high a level of current income for distribution as is consistent with prudent investment, with capital appreciation as only a secondary objective"; and 3) a name change of the fund from IDEX Janus Flexible Income to IDEX Transamerica Flexible Income. The change of sub-adviser is subject to approval by shareholders at a special meeting to be held on or about February 25, 2004.
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IDEX Isabelle Small Cap Value to be restructured as IDEX Transamerica Small/Mid
Cap Value, effective the close of business on February 29, 2004. The restructuring will include: 1) a sub-adviser change from Ironwood Capital Management, LLC to Transamerica Investment Management, LLC; 2) a name change of the fund from IDEX Isabelle Small Cap Value to IDEX Transamerica Small/Mid Cap Value; and 3) a change of investment objective from "seeks capital appreciation by investing assets primarily in relatively undervalued common stocks of domestic small companies" to "seeks to maximize total return." The change of sub-adviser is subject to approval by shareholders at a special meeting to be held on or about February 25, 2004. If the new sub-advisory agreement is approved, the management fees will be reduced to 0.85% of the first $500 million of average daily net assets; and 0.80% over $500 million of average daily net assets.

IDEX American Century Income & Growth to be restructured as IDEX American Century Large Company Value, effective the close of business on February 29, 2004. The restructuring will include: 1) a name change of the fund from IDEX American Century Income & Growth to IDEX American Century Large Company Value; and 2) a change of investment objective from "seeks dividend growth, current income and capital appreciation by investing in common stock" to "seeks long-term growth of capital. Income is a secondary objective." The fee structure will remain the same. Shareholder approval is not required, but an Information Statement will be mailed to shareholders within 90 days of entering into an amended sub-advisory agreement with American Century Investment Management, Inc.

IDEX Jennison Equity Opportunity to be restructured as IDEX Jennison Growth, effective the close of business on February 29, 2004. The restructuring will include: 1) a name change of the fund from IDEX Jennison Equity Opportunity to IDEX Jennison Growth; and 2) changes to the investment strategy of the fund.
The fee structure will remain the same. Shareholder approval is not required, but an Information Statement will be mailed to shareholders within 90 days of entering into an amended sub-advisory agreement with Jennison Associates, L.L.C.

                  Please retain this supplement for reference.